Share-based payments - Expense from Share-based Payment Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 43.5	$ 29.6	$ 20.3
Deferred Bonus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	30.3	20.0
Retention Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	5.0	4.0
Annual Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	3.8	4.6
All Employee Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	1.0	0.6
Non-Executive Directors' Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0.7	0.4
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 2.7	$ 0.0